Inventories (Tables)	12 Months Ended
Dec. 31, 2021
Classes of current inventories [abstract]
Inventories

	December 31,
	2021	2020
Lubricants	765	319
Gas cylinders	87	75
Bunkers	—	854
Total	852	1,248